6. Deferred Production Costs (September 30, 2019)	9 Months Ended
Sep. 30, 2019
Deferred Production Costs
Deferred Production Costs

Note 6 – Deferred Production Costs

Deferred production costs consist of the following:

	September 30,	December 31,
	2019	2018

Deferred production costs	$27,975,552	23,604,111
Less: accumulated amortization	(16,770,709)	(14,545,267)
Deferred production costs, net	$11,204,843	$9,058,844

Weighted average remaining amortization period at September 30, 2019 (in years)	3.80

During the nine months ended September 30, 2019 and 2018, production costs of $2,225,442 and $1,307,069 respectively, were expensed and are reflected in multiplatform content costs in the condensed consolidated statements of operations.